Fair Value Measurements (Details) - Schedule of fair value hierarchy - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Warrant liability - Public Warrants [Member]
Financial liabilities:
Warrant liability	$ 1,956,891	$ 2,276,136
Warrant liability - Private Warrants [Member]
Financial liabilities:
Warrant liability	1,653,223	1,934,588
SPA Warrants [Member]
Financial liabilities:
Warrant liability	31,315,131	28,477,618
Total [Member]
Financial liabilities:
Warrant liability	34,925,245	32,688,342
Level 1 [Member] | Warrant liability - Public Warrants [Member]
Financial liabilities:
Warrant liability	1,956,891	2,276,136
Level 1 [Member] | Warrant liability - Private Warrants [Member]
Financial liabilities:
Warrant liability
Level 1 [Member] | SPA Warrants [Member]
Financial liabilities:
Warrant liability
Level 1 [Member] | Total [Member]
Financial liabilities:
Warrant liability	1,956,891	2,276,136
Level 2 [Member] | Warrant liability - Public Warrants [Member]
Financial liabilities:
Warrant liability
Level 2 [Member] | Warrant liability - Private Warrants [Member]
Financial liabilities:
Warrant liability
Level 2 [Member] | SPA Warrants [Member]
Financial liabilities:
Warrant liability
Level 2 [Member] | Total [Member]
Financial liabilities:
Warrant liability
Level 3 [Member] | Warrant liability - Public Warrants [Member]
Financial liabilities:
Warrant liability
Level 3 [Member] | Warrant liability - Private Warrants [Member]
Financial liabilities:
Warrant liability	1,653,223	1,934,588
Level 3 [Member] | SPA Warrants [Member]
Financial liabilities:
Warrant liability	31,315,131	28,477,618
Level 3 [Member] | Total [Member]
Financial liabilities:
Warrant liability	$ 32,968,354	$ 30,412,206